Asset retirement, restoration and environmental obligations (Tables)	12 Months Ended
Dec. 31, 2025
Asset Retirement Restoration And Environmental Obligations
Schedule of changes in asset retirement and environmental obligations

				2025	2024
	Asset retirement obligations	Environmental obligations	Other restoration obligations (iii)	Total	Total
Balance at the beginning of the year	240,408	32,159	6,819	279,386	314,919
Additions (ii)	10,188	1,103	-	11,291	56,375
Payments	(12,744)	(4,409)	-	(17,153)	(17,785)
Reversals	-	-	-	-	(1)
Interest accrual - note 10	23,012	3,114	461	26,587	26,058
Remeasurement - discount rate (i) / (ii)	8,919	(339)	91	8,671	(28,224)
Write-offs	-	-	(8,391)	(8,391)	(710)
Foreign exchange effects	15,028	3,994	1,020	20,042	(39,368)
Classified as liabilities associated with assets held for sale	-	-	-	-	(31,878)
Balance at the end of year	284,811	35,622	-	320,433	279,386
Current liabilities	35,032	4,294	-	39,326	47,561
Non-current liabilities	249,779	31,328	-	281,107	231,825

(i) As of December 31, 2025, the credit risk-adjusted rate used for Peru was between 5,04% and 10,7% (December 31, 2024: 3.39% and 12.29%) and for Brazil was between 7,42% and 12,17% (December 31, 2024: 4.02% and 8.51%).

(ii) The changes observed during 2025, were mainly due to the revised disbursement timelines related to decommissioning obligations in certain operations, based on updated asset retirement and environmental obligations studies, along with higher discount rates, as described above. As a result, as of December 31, 2025, the Company’s asset retirement obligations for operational assets increased by USD 8,463 (December 31, 2024: increased of USD 35,944) as shown in note 21; and asset retirement and environmental obligations for non-operational assets gain in USD 174 (December 31, 2024: expense of USD 13,750) as shown in note 9.

(iii) In December 2025, the Company completed engineering studies to confirm the construction method of certain inactive industrial waste containment structures that have been closed and decommissioned for more than 20 years. The environmental regulator confirmed the Nexa studies, and all five structures were classified as dry-stack (piles), confirming that not de-characterization or remediation projects are required. Accordingly, the previously recorded provision for restoration obligations was fully reversed for USD 8,392.